UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2001


                          Bedford Falls Investors, L.P.
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Name of Institutional Investment Manager


              660 Madison Avenue            New York         New York      10021
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Business Address        (Street)             (City)           (State)      (Zip)


13F File Number:  028-07030


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Karen Finerman            President of the General Partner        (212) 486-8100
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(Name)                                  (Title)                       (Phone)


Signature, Place and Date of Signing:


/s/ Karen Finerman
---------------------------
Karen Finerman
660 Madison Avenue
New York, New York  10021
8/14/01



Report Type:

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

        FORM 13F SUMMARY PAGE

Number of Other Included Managers: None

List of Other Included Managers: None



Form 13F Information Table Entry Total:  71
                                       ------

Form 13F Information Table Value Total: $76,215,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 6/30/01

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Abitibi Consolidated Inc.              Com     003924107      383    50000           50000                 50000
AES Corp                               Com     00130H105      598    13890           13890                 13890
Aetna Inc                              Com     00817Y908     3042   117500   Call   117500                117500
AK Steel Holding Corp                  Com     001547108      999    79700           79700                 79700
Apache Corp                            Com     037411105      381     7500            7500                  7500
Arbitron Inc.                          Com     03875Q108      458    19000           19000                 19000
At Home Corp                         Ser A     045919107      155    73974           73974                 73974
AT&T Corp                              Com     001957109      535    24300           24300                 24300
Avaya Inc.                             Com     053499109       42     3093            3093                  3093
B.F. Goodrich & Co                     Com     382388106     1180    31080           31080                 31080
Barrett Resources Corp.                Com      68480201     2655    45000   Call    45000                 45000
Boca Resorts                          Cl A     09688T106      331    22500           22500                 22500
Bogen Communications Int'l             Com     097189104     2186   825043          825043                825043
Cablevision Systems Corp.             Cl A     12686C109      878    15000           15000                 15000
CE Franklin Ltd.                       Com     125151100      156    54700           54700                 54700
Devon Energy                           Com     25179M103      394     7500            7500                  7500
Ensco International                    Com     26874Q100      438    18700           18700                 18700
EOG Resources                          Com     26875P101      356    10000           10000                 10000
Maxcor Financial Group                 Com     57772G100       43    15000           15000                 15000
FMC Corp                               Com     302491303      857    12500           12500                 12500
Forest Oil Corporation                 Com     346091705     1680    60000           60000                 60000
Georgia-Pacific (Timber Grp)           Com     373298702     1312    36700           36700                 36700
Gillette Co                            Com     375766902     4276   147500   Call   147500                147500
Global Crossing Ltd                    Com     G3921A100     1238   143300          143300                143300
Global Marine Inc                      Com     379352404      279    15000           15000                 15000
Global Light Telecommunications        Com     37934X100      279   125000          125000                125000
Gulf Canada Resources                  Ord     40218L305     1419   175000          175000                175000
Homestake Mining Co                    Com     437614100      398    50300           50300                 50300
Honeywell International Inc.           Com     438516906     5120   146700   Call   146700                146700
Houston Exploration                    Com     442120101      391    12500           12500                 12500
Imperial Parking                       Com     453077109      972    41800           41800                 41800
Ivillage Inc.                          Com     46588H105      125    90000           90000                 90000
Kellstrom Industries                   Com     488035106      208   107750          107750                107750
Kraft Foods                           Cl A     50075N104      543    17500           17500                 17500
Lucent Technologies Inc.               Com     549463107      231    37124           37124                 37124
Nabors Industries                      Com     629568106      279     7500            7500                  7500
Newfield Exploration Co.               Com     651290108      882    27500           27500                 27500
Nisource Inc                           Com     65473P105     1028    37600           37600                 37600
Noble Drilling Corp                    Com     655042109      285     8700            8700                  8700
Nordic American Tanker                 Com     G65773106     1464    85200           85200                 85200
Northrop Grumman Corp                  Com     666807102     3869    48300           48300                 48300
Osca Inc.                             Cl A     687836106     3908   188700          188700                188700
Pride International Inc.               Com     741932107      213    11200           11200                 11200
Pride International Inc.               Com     741932907      570    30000   Call    30000                 30000
Quaker Oats                            Com     747402905     4334    47500   Call    47500                 47500
Qwest Communications Int. Inc          Com     749121109      398    12500           12500                 12500
Ralston Purina Group                   Com     749121909     2732    91000   Call    91000                 91000
SBC Communications Inc.               Call     78387G903     4006   100000          100000                100000
SBC Communications Inc.                Com     78387G103     1202    30000           30000                 30000
Spherion Corp                          Com     848420105     1304   145700          145700                145700
Stone Energy Corp                      Com     861642106      222     5000            5000                  5000
Sybron Dental Specialties              Com     871142105     1025    50000           50000                 50000
Telesp Celular Participa        SP ADR PFD     87952L108      568    37500           37500                 37500
Unigraphics Solutions Inc.            Cl A     904928108      562    17700           17700                 17700
Verizon Communications                 Com     92343V904     1690    31588   Call    31588                 31588
Visible Genetics                       Com     92829S104      683    27500           27500                 27500
Vivendi Universal                      ADR     92851S204      484     8340            8340                  8340
Vodafone Airtouch PLC                  ADR     92857W100       52    23300           23300                 23300
Waypoint Financial Corp                Com     946756103     2625   210000          210000                210000
Westell Technologies Inc.             Cl A     957541105      105    70290           70290                 70290
Westminster Capital                    Com     960631109       54    25500           25500                 25500
Weyerhaeuser Co.                       Com     962166954      550    10000   Put     10000                 10000
Willamette Industries Inc.             Com     969133107      332     6700            6700                  6700
Willamette Industries Inc.             Com     969133907     1287    26000   Call    26000                 26000
Williams Communications Group         Cl A     969455104      371   125000          125000                125000
Worldcom Inc. MCI Group                Com     98157D304     1131    70203           70203                 70203
Worldcom Inc. MCI Group                Com     98157D904       26     1600   Call     1600                  1600
Worldcom Group                         Com     98157D106     1946   130081          130081                130081
Worldcom Group                         Com     98157D906      568    40000   Call    40000                 40000
Wyndham International Inc.             Com     983101106      438   175000          175000                175000
XO Communications                     Cl A     983764101       96    50000           50000                 50000
Zale Corporation                       Com     988858106      731    21700           21700                 21700
